DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

21.DERIVATIVE FINANCIAL INSTRUMENTS

Currency Risk Management

The Company uses foreign exchange economic hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange rates. The Company is primarily exposed to currency fluctuations relative to the US dollar as a significant portion of the Company’s operating costs and capital expenditures are denominated in foreign currencies, primarily the Canadian dollar, the Euro and the Mexican peso. These potential currency fluctuations increase the volatility of, and could have a significant impact on, the Company’s production costs and capital expenditures. The economic hedges relate to a portion of the foreign currency denominated cash outflows arising from foreign currency denominated expenditures.

As at December 31, 2021, the Company had outstanding derivative contracts related to $2,375.2 million of 2022 and 2023 expenditures (December 31, 2020 - $1,188.0 million). The Company recognized mark-to-market adjustments in the loss (gain) on derivative financial instruments line item in the consolidated statements of income. The Company did not apply hedge accounting to these arrangements.

Mark-to-market gains and losses related to foreign exchange derivative financial instruments are recorded at fair value based on broker-dealer quotations corroborated by option pricing models that utilize period-end forward pricing of the applicable foreign currency to calculate fair value.

The Company’s other foreign currency derivative strategies in 2021 and 2020 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars and Mexican pesos. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding as at December 31, 2021 or December 31, 2020. The call option premiums were recognized in the loss (gain) on derivative financial instruments line item in the consolidated statements of income.

Commodity Price Risk Management

To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instruments as economic hedges of the price risk on a portion of diesel fuel costs associated primarily with  its Nunavut operations' diesel fuel exposure as it relates to operating costs. There were derivative financial instruments outstanding as at December 31, 2021 relating to 10.9 million gallons of heating oil (December 31, 2020 - 24.0 million). The related mark-to-market adjustments prior to settlement were recognized in the loss (gain) on derivative financial instruments line item in the consolidated statements of income. The Company did not apply hedge accounting to these arrangements.

Mark-to-market gains and losses related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period-end forward pricing to calculate fair value.

Share Purchase Warrants

The Company holds warrants to acquire equity securities of certain issuers in the mining industry. These warrants are not part of the Company's core operations, and accordingly, gains and losses from these investments are not representative of the Company's performance during the year.

The following table sets out a summary of the amounts recognized in the loss (gain) on derivative financial instruments line item in the consolidated statements of income.

	Year Ended December 31,
	2021	2020
Premiums realized on written foreign exchange call options	$(2,276)	$(1,779)
Unrealized loss (gain) on warrants	16,736	(82,003)
Realized (gain) loss on currency and commodity derivatives	(47,754)	5,988
Unrealized loss (gain) on currency and commodity derivatives	44,397	(30,079)
Loss (gain) on derivative financial instruments	$11,103	$(107,873)